LOANS AND ADVANCES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LOANS AND ADVANCES
Schedule of loans and advances

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Margin loans	29,097,216	26,722,627
IPO loans	34,348	178,584
Other advances	468,000	1,948,857
Subtotal	29,599,564	28,850,068
Less: Allowance for credit losses	(12,258)	(20,142)
Total	29,587,306	28,829,926

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Margin loans	29,097,216	27,788,266
IPO loans	34,348	22,381
Other advances	468,000	1,972,873
Subtotal	29,599,564	29,783,520
Less: Allowance for credit losses	(12,258)	(25,913)
Total	29,587,306	29,757,607